Investment Objectives and Goals - New Lantern Risk Managed Equity ETF	Nov. 10, 2026
Prospectus [Line Items]
Risk/Return [Heading]	New Lantern Risk Managed Equity ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The New Lantern Risk Managed Equity ETF (the “Fund”) seeks to achieve long-term capital appreciation.